Investment Property (Details) - Bezeq [Member] - ILS (₪) ₪ in Millions	1 Months Ended
	Dec. 31, 2018	Jan. 21, 2018
Investment Property (Textual)
Total consideration		₪ 497
Investment property, description		Which may increase up to NIS 550, if the purchaser, in accordance with its right under the agreement, postpones the date of payment of up to two thirds of the consideration until December 31, 2022.
Sakia property amount	₪ 148
Building committee for betterment tax	1,435
Account of demand	112
Deposited bank guarantee amount	44
Account of transaction	₪ 155